Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments and future payments
In addition to commitments disclosed elsewhere in the financial statements, the Corporation has other contractual commitments, either directly or through its interests in joint operations. Approximate future payments under these agreements are as follows:

	2020	2021	2022	2023	2024	2025 and thereafter	Total
Natural gas, transportation and other contracts	125	125	120	128	131	1,493	2,122
Transmission	9	5	4	3	—	—	21
Coal supply and mining agreements	147	16	16	16	8	14	217
Long-term service agreements	50	22	32	17	15	14	150
Operating leases	4	2	2	2	3	64	77
Growth	535	254	196	270	13	—	1,268
TransAlta Energy Transition Bill	6	6	6	6	—	—	24
Total	876	430	376	442	170	1,585	3,879